ALTMFX TRUST
THREE CANAL PLAZA, SUITE 600
PORTLAND, MAINE 04101

August 7, 2015

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:           ALTMFX Trust (the “Trust” or “Registrant”)
File Nos. 333-198183/811-22989

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(e) of the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated July 24, 2015 to the Prospectus dated January 9, 2015, for the Castlerigg Equity Event and Arbitrage Fund series of the Registrant, as filed pursuant to Rule 497(e) under the 1933 Act on July 24, 2015 (accession number 0001435109-15-000638).

If you have any questions or comments concerning the foregoing, please contact me at (207) 347-2046 or by email at adam.waldstein@atlanticfundservices.com.

Sincerely,

/s/ Adam R. Waldstein
Adam R. Waldstein Esq.
Vice President and Secretary to the Registrant

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